REVENUE - Summary Of Company's Contract Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contract with Customer, Liability [Abstract]
Beginning Balance	$ 606,530	$ 453,819
Additions	436,449	1,798,598
Deductions	(384,859)	(1,837,289)
Acquisitions		175,790
Foreign Exchange	2,149	15,612
Ending Balance	660,269	606,530
Beginning Balance	19,437	7,198
Additions	2,503	12,483
Deductions	1,257	(190)
Acquisitions		0
Foreign Exchange		(54)
Ending Balance	$ 23,197	$ 19,437